Loans Receivable - Schedule of Loans Receivable (Details) - USD ($)		Dec. 31, 2024	Jun. 30, 2024
Schedule of Loans Receivable [Line Items]
Total loan receivable - current		$ 4,515,050
WELL FANCY DEVELOPMENT LTD. [Member]
Schedule of Loans Receivable [Line Items]
Total loan receivable - current	[1]	283,050
HAMASEN INTERNATIONAL CONSULTANCY LIMITED [Member]
Schedule of Loans Receivable [Line Items]
Total loan receivable - current	[2]	600,000
LIBRA APPRAISAL LIMITED [Member]
Schedule of Loans Receivable [Line Items]
Total loan receivable - current	[3]	500,000
GIANT IMAGE LIMITED [Member]
Schedule of Loans Receivable [Line Items]
Total loan receivable - current	[4]	2,832,000
OIC CORPORATE SERVICES LIMITED [Member]
Schedule of Loans Receivable [Line Items]
Total loan receivable - current	[5]	$ 300,000

[1]	On October 28, 2024, Li Bang International provided a loan of $283,050 with interest of 5% to WELL FANCY DEVELOPMENT LTD., a third-party, from October 28, 2024 to September 27, 2025. According to the loan agreement, the principal shall be repaid by September 27, 2025.
[2]	On October 28, 2024, Li Bang International provided a loan of $600,000 with interest of 5% to HAMASEN INTERNATIONAL CONSULTANCY LIMITED, a third-party, from October 28, 2024 to October 27, 2025. According to the loan agreement, the principal shall be repaid by October 27, 2025.
[3]	On October 28, 2024, Li Bang International provided a loan of $500,000.00 with interest of 5% to LIBRA APPRAISAL LIMITED, a third-party, from October 28, 2024 to October 27, 2025. According to the loan agreement, the principal shall be repaid by October 27, 2025.
[4]	On October 28, 2024 and November 18, 2024, Li Bang International provided two loans of $2,000,000 and $832,000 to GIANT IMAGE LIMITED, a third-party for one year, carrying interest at 5%. According to the loan agreements, the $2,000,000 shall be repaid by October 27, 2025. The $832,000 shall be repaid by October 17, 2025.
[5]	On November 14, 2024, Li Bang International provided a loan of $300,000 with interest of 5% to OIC CORPORATE SERVICES LIMITED, a third-party, from November 14, 2024 to October 13, 2025. According to the loan agreement, the principal shall be repaid by October 13, 2025.